UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22917

Absolute Shares Trust
 (Exact name of registrant as specified in charter)

Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
(Address of principal executive offices) (Zip code)

Don Schreiber, Jr.
Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
 (Name and address of agent for service)

(732) 842-4920
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.
WBI Tactical SMG Shares
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 92.0%
Consumer Discretionary - 18.6%
24,275	Brinker International, Inc. +	$1,224,188
43,026	Cheesecake Factory, Inc. +	2,153,881
29,033	Cinemark Holdings, Inc. +	1,111,383
54,898	Dunkin Brands Group, Inc. +	2,859,088
12,515	Omnicom Group, Inc. +	1,063,775
20,373	Scripps Networks Interactive, Inc. +	1,293,482
52,533	Williams-Sonoma, Inc. +	2,683,386
		12,389,183
Consumer Staples - 8.0%
23,474	Lancaster Colony Corporation	3,100,681
16,428	Spectrum Brands Holdings, Inc. +	2,261,971
		5,362,652
Financials - 16.6%
10,102	City Holding Company	508,029
28,088	First Financial Bankshares, Inc. +	1,023,527
27,693	Lakeland Financial Corporation +	980,886
1,768	MarketAxess Holdings, Inc. +	292,763
56,130	Northwest Bancshares, Inc.	881,802
25,795	Pinnacle Financial Partners	1,394,994
33,840	Primerica, Inc.	1,794,535
45,756	Raymond James Financial, Inc. +	2,663,457
10,022	Torchmark Corporation	640,306
15,233	Wintrust Financial Corporation +	846,498
		11,026,797
Health Care - 6.8%
48,944	PerkinElmer, Inc.	2,746,248
28,376	U.S. Physical Therapy, Inc.	1,779,175
		4,525,423
Industrials - 23.6%
57,940	Apogee Enterprises, Inc. +	2,589,338
43,921	BWX Technologies, Inc.	1,685,249
38,550	Deluxe Corporation	2,575,911
10,340	Equifax, Inc.	1,391,557
59,629	Insteel Industries, Inc.	2,160,955
32,440	J B Hunt Transport Services, Inc.	2,632,182
16,386	Nordson Corporation +	1,632,537
17,042	Woodward, Inc. +	1,064,784
		15,732,513
Information Technology - 11.7%
1,402	Broadcom, Ltd.	241,873
41,076	Dolby Laboratories, Inc. +	2,230,016
12,715	Forrester Research, Inc.	494,614
18,398	Global Payments, Inc.	1,412,230
27,571	Jack Henry & Associates, Inc.	2,358,699
43,657	NIC, Inc. +	1,025,940
		7,763,372

Materials - 4.5%
20,942	International Flavors & Fragrances, Inc. +	2,994,078
Real Estate - 2.2%
63,113	Rexford Industrial Realty, Inc. +#	1,444,656
TOTAL COMMON STOCKS (Cost $57,930,988)		61,238,674

Contracts (100 shares per contract)	Security Description	Value

PURCHASED OPTIONS - 0.1%
47	Russell 2000 Index Put Option, Expires 10/21/2016, Strike $1,170 *	13,983
44	S&P 500 Index Put Option, Expires 10/21/2016, Strike $2,070 *	22,220
TOTAL PURCHASED OPTIONS (Cost $140,504)		36,203

Shares	Security Description	Value
SHORT-TERM INVESTMENTS - 44.9%
2,703,313	Invesco STIT-Treasury Portfolio, Institutional Class, 0.23% (a)	2,703,313
27,150,242	Mount Vernon Securities Lending Prime Portfolio, 0.62% (a)^	27,150,242
TOTAL SHORT-TERM INVESTMENTS (Cost $29,853,555)		29,853,555
TOTAL INVESTMENTS - 137.0% (Cost $87,925,047)		91,128,432
Liabilities in Excess of Other Assets - (37.0)%		(24,598,784
NET ASSETS - 100.0%		$66,529,648

(a)	The rate quoted is the annualized seven-day yield at September 30, 2016.
+	All or portion of this security is on loan as of September 30, 2016. Total value of securities on loan is $26,830,685.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $27,150,242 as of September 30, 2016.
*	Non-income producing security
#	Real Estate Investment Trust ("REIT")

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical SMV Shares
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 93.1%
Consumer Discretionary - 25.9%
37,437	Brinker International, Inc. +	$1,887,948
48,318	Cinemark Holdings, Inc. +	1,849,613
55,728	Cooper Tire & Rubber Company +	2,118,779
171,543	Dana, Inc.	2,674,356
28,504	Lithia Motors, Inc. +	2,722,702
93,612	News Corporation +	1,308,696
52,051	Penske Automotive Group, Inc. +	2,507,817
19,290	Scripps Networks Interactive, Inc. +	1,224,722
28,241	Winnebago Industries, Inc.	665,640
		16,960,273
Consumer Staples - 0.7%
10,830	Ingles Markets, Inc.	428,218
Energy - 6.6%
380,144	Cosan, Ltd.	2,718,030
59,829	Western Refining, Inc.	1,583,075
		4,301,105
Financials - 15.0%
10,883	Ameriprise Financial, Inc. +	1,085,797
10,279	Bank of Hawaii Corporation	746,461
83,424	Boston Private Financial Holdings, Inc. +	1,070,330
67,584	Citizens Financial Group, Inc.	1,670,001
29,985	Employers Holdings, Inc.	894,453
19,200	Enterprise Financial Services Corporation	600,000
14,924	Infinity Property & Casualty Corporation	1,233,170
10,400	Lincoln National Corporation	488,592
18,541	Reinsurance Group of America, Inc.	2,001,315
		9,790,119
Health Care - 2.7%
5,074	HealthSouth Corporation +	205,852
150,191	Kindred Healthcare, Inc. +	1,534,952
		1,740,804
Industrials - 18.0%
15,300	ABM Industries, Inc.	607,410
28,050	Alaska Air Group, Inc. +	1,847,373
56,218	Brink's Company	2,084,563
59,276	Kforce, Inc.	1,214,565
16,935	L-3 Communications Holdings, Inc.	2,552,613
26,001	MSC Industrial Direct Company, Inc. +	1,908,733
10,928	Nordson Corporation +	1,088,757
10,988	Simpson Manufacturing Company, Inc.	482,923
		11,786,937

Information Technology - 11.5%
22,079	Amdocs, Ltd.	1,277,270
26,645	Jack Henry & Associates, Inc.	2,279,480
45,082	Mantech International Corporation	1,699,140
3,929	Science Applications International Corporation	272,555
142,481	Vishay Intertechnology, Inc. +	2,007,557
		7,536,002
Materials - 10.3%
44,241	A. Schulman, Inc.	1,288,298
25,860	Avery Dennison Corporation +	2,011,650
9,918	Cabot Corporation	519,802
10,148	Greif, Inc.	503,239
2,543	International Flavors & Fragrances, Inc. +	363,573
19,342	Packaging Corporation of America +	1,571,731
6,745	Reliance Steel & Aluminum Company	485,842
		6,744,135
Utilities - 2.4%
62,616	MDU Resources Group, Inc.	1,592,951
TOTAL COMMON STOCKS (Cost $58,340,021)		60,880,544

Contracts (100 shares per contract)	Security Description	Value

PURCHASED OPTIONS - 0.1%
53	Russell 1000 Index Put Option, Expires 10/21/2016, Strike $1,170 *	15,767
37	S&P 500 Index Put Option, Expires 10/21/2016, Strike $2,070 *	18,685
TOTAL PURCHASED OPTIONS (Cost $138,593)		34,452

Shares	Security Description	Value
SHORT-TERM INVESTMENTS - 47.3%
6,687,232	Invesco STIT-Treasury Portfolio, Institutional Class, 0.23% (a)	6,687,232
24,279,774	Mount Vernon Securities Lending Prime Portfolio, 0.62% (a)^	24,279,774
TOTAL SHORT-TERM INVESTMENTS - (Cost $30,967,006)		30,967,006
TOTAL INVESTMENTS - 140.5% (Cost $89,445,620)		91,882,002
Liabilities in Excess of Other Assets - (40.5)%		(26,474,714
NET ASSETS - 100.0%		$65,407,288

(a)	The rate quoted is the annualized seven-day yield at September 30, 2016.
+	All or portion of this security is on loan as of September 30, 2016. Total value of securities on loan is $23,980,540.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $24,279,774 as of September 30, 2016.
*	Non-income producing security

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical SMY Shares
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 93.1%
Consumer Discretionary - 18.8%
19,870	BorgWarner, Inc. +	$699,027
50,067	Brinker International, Inc. +	2,524,879
60,722	Cinemark Holdings, Inc. +	2,324,438
61,074	H&R Block, Inc. +	1,413,863
100,669	Interval Leisure Group, Inc.	1,728,487
15,685	Meredith Corporation +	815,463
29,211	PetMed Express, Inc.	592,399
54,390	Scripps Networks Interactive, Inc. +	3,453,221
36,394	Time Warner, Inc. +	2,897,326
		16,449,103
Consumer Staples - 3.3%
11,314	Lancaster Colony Corporation	1,494,466
48,025	SpartanNash Company	1,388,883
		2,883,349
Financials - 27.2%
85,017	AmTrust Financial Services, Inc. +	2,281,006
14,029	Bank of Hawaii Corporation +	1,018,786
75,279	Central Pacific Financial Corporation	1,896,278
14,351	Commerce Bancshares, Inc. +	706,930
30,397	First Merchants Corporation	813,120
301,738	Investors Bancorp, Inc. +	3,623,873
19,694	Reinsurance Group of America, Inc.	2,125,770
64,158	Renasant Corporation	2,157,634
57,638	Selective Insurance Group, Inc. +	2,297,451
11,944	Tompkins Financial Corporation	912,641
32,313	Towne Bank +	776,482
58,918	Washington Federal, Inc. +	1,571,932
95,985	Webster Financial Corporation +	3,648,390
		23,830,293
Health Care - 2.3%
49,300	HealthSouth Corporation +	2,000,101
Industrials - 6.8%
50,696	Alaska Air Group, Inc.	3,338,838
36,236	MSC Industrial Direct Company, Inc. +	2,660,085
		5,998,923
Information Technology - 13.3%
18,489	CSG Systems International, Inc.	764,150
38,861	J2 Global, Inc. +	2,588,531
21,208	Jack Henry & Associates, Inc. +	1,814,345
29,065	Science Applications International Corporation	2,016,239
79,267	Tessera Technologies, Inc.	3,047,024
103,989	Vishay Intertechnology, Inc. +	1,465,205
		11,695,494

Materials - 13.6%
34,170	Avery Dennison Corporation	2,658,084
22,138	Cabot Corporation	1,160,253
13,630	International Flavors & Fragrances, Inc. +	1,948,681
73,274	KapStone Paper and Packaging Corporation	1,386,344
38,485	Packaging Corporation of America +	3,127,291
29,015	Trinseo SA +	1,641,089
		11,921,742
Real Estate - 6.5%
78,424	Gaming and Leisure Properties, Inc. +#	2,623,283
31,831	RE/MAX Holdings, Inc. +#	1,393,561
51,936	RLJ Lodging Trust #	1,092,214
22,040	Select Income REIT #	592,876
		5,701,934
Utilities - 1.3%
19,119	ONE Gas, Inc. +	1,182,319
TOTAL COMMON STOCKS (Cost $78,224,428)		81,663,258

Contracts (100 shares per contract)	Security Description	Value

PURCHASED OPTIONS - 0.1%
83		Russell 1000 Index Put Option, Expires 10/21/2016, Strike $1,170 *	24,692
44		S&P 500 Index Put Option, Expires 10/21/2016, Strike $2,070 *	22,220
TOTAL PURCHASED OPTIONS (Cost $195,110)			46,912

Shares		Security Description	Value
SHORT-TERM INVESTMENTS - 52.3%
5,018,503		Invesco STIT-Treasury Portfolio, Institutional Class, 0.23%, (a)	5,018,503
40,897,193		Mount Vernon Securities Lending Prime Portfolio, 0.62% (a)^	40,897,193
TOTAL SHORT-TERM INVESTMENTS - 52.3% (Cost $45,915,696)			45,915,696
TOTAL INVESTMENTS - 145.5% (Cost $124,335,234)			127,625,866
Liabilities in Excess of Other Assets - (45.5)%			(39,911,326
NET ASSETS - 100.0%			$87,714,540

	(a)	The rate quoted is the annualized seven-day yield at September 30, 2016.
	+	All or portion of this security is on loan as of September 30, 2016. Total value of securities on loan is $40,194,527.
	^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $40,897,193 as of September 30, 2016.
	*	Non-income producing security.
	#	Real Estate Investment Trust ("REIT")

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical SMS Shares
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 93.6%
Consumer Discretionary - 25.3%
53,232	Brinker International, Inc. +	$2,684,490
74,841	Cinemark Holdings, Inc. +	2,864,913
24,032	Comcast Corporation	1,594,283
40,508	Dana, Inc.	631,520
48,997	Dunkin Brands Group, Inc. +	2,551,764
54,004	H&R Block, Inc. +	1,250,193
12,327	Kohl's Corporation +	539,306
52,737	Nexstar Broadcasting Group, Inc. +	3,043,452
49,154	Williams-Sonoma, Inc.	2,510,786
		17,670,707
Consumer Staples - 2.0%
9,941	Spectrum Brands Holdings, Inc. +	1,368,776
Energy - 1.5%
38,772	Western Refining, Inc.	1,025,907
Financials - 7.7%
53,809	Evercore Partners, Inc. +	2,771,702
172,728	Investors Bancorp, Inc. +	2,074,463
39,088	TCF Financial Corporation	567,167
		5,413,332
Health Care - 2.6%
14,668	Quest Diagnostics, Inc. +	1,241,353
9,371	U.S. Physical Therapy, Inc.	587,561
		1,828,914
Industrials - 18.1%
40,062	Alaska Air Group, Inc.	2,638,483
25,847	Brink's Company	958,407
24,756	BWX Technologies, Inc.	949,888
34,274	CLARCOR, Inc. +	2,227,810
10,619	Deluxe Corporation	709,562
39,463	EnerSys	2,730,445
30,592	McGrath RentCorp	970,072
14,877	Nordson Corporation +	1,482,195
		12,666,862
Information Technology - 15.5%
47,270	Amdocs, Ltd.	2,734,570
11,450	CSG Systems International, Inc.	473,229
31,271	EVERTEC, Inc.	524,727
30,291	J2 Global, Inc. +	2,017,684
29,197	Jack Henry & Associates, Inc.	2,497,803
22,047	Mantech International Corporation	830,951
8,739	Science Applications International Corporation	606,224
74,717	Travelport Worldwide, Ltd.	1,122,997
		10,808,185

Materials - 18.2%
35,598	Avery Dennison Corporation	2,769,168
58,169	Greif, Inc.	2,884,601
47,181	Innospec, Inc. +	2,869,077
2,780	International Flavors & Fragrances, Inc. +	397,457
53,523	KapStone Paper and Packaging Corporation	1,012,655
34,771	Packaging Corporation of America +	2,825,491
		12,758,449
Real Estate - 2.7%
38,788	Capstead Mortgage Corporation #	365,771
10,249	Gaming and Leisure Properties, Inc. +#	342,829
21,729	Rexford Industrial Realty, Inc. +	497,377
33,603	RLJ Lodging Trust #	706,671
		1,912,648
TOTAL COMMON STOCKS (Cost $62,744,251)		65,453,780

CLOSED-END FUNDS - 0.9%
79,263	Prospect Capital Corporation +	642,030
TOTAL CLOSED-END FUNDS (Cost $657,090)		642,030

Contracts (100 shares per contract)	Security Description	Value
PURCHASED OPTIONS - 0.1%

59		Russell 2000 Index Put Option, Expires 10/21/2016, Strike $1,170 *	17,553
42		S&P 500 Index Put Option, Expires 10/21/2016, Strike $2,070 *	21,210
TOTAL PURCHASED OPTIONS (Cost $155,560)			38,763

Shares		Security Description	Value
SHORT-TERM INVESTMENTS - 45.8%
5,307,245		Invesco STIT-Treasury Portfolio, Institutional Class, 0.23% (a)	5,307,245
26,725,361		Mount Vernon Securities Lending Prime Portfolio, 0.62% (a)^	26,725,361
TOTAL SHORT-TERM INVESTMENTS - 45.8% (Cost $32,032,606)			32,032,606
TOTAL INVESTMENTS - 140.4% (Cost $95,589,507)			98,167,179
Liabilities in Excess of Other Assets - (40.4)%			(28,260,777
NET ASSETS - 100.0%			$69,906,402

	(a)	The rate quoted is the annualized seven-day yield at September 30, 2016.
	+	All or portion of this security is on loan as of September 30, 2016. Total value of securities on loan is $26,450,202.
	^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $26,725,361 as of September 30, 2016.
	*	Non-income producing security
	#	Real Estate Investment Trust ("REIT")

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCG Shares
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 96.0%
Consumer Discretionary - 21.6%
23,089	BorgWarner, Inc.	$812,271
28,420	Comcast Corporation	1,885,383
33,364	Dick's Sporting Goods, Inc.	1,892,406
28,317	Foot Locker, Inc. +	1,917,627
42,800	General Motors Company	1,359,756
30,220	Omnicom Group, Inc. +	2,568,700
26,850	Time Warner, Inc. +	2,137,528
23,436	Williams-Sonoma, Inc. +	1,197,111
		13,770,782
Consumer Staples - 4.2%
3,888	Constellation Brands, Inc.	647,313
15,358	Lancaster Colony Corporation	2,028,638
		2,675,951
Financials - 10.7%
51,153	BB&T Corporation +	1,929,491
28,278	Marsh & McLennan Companies, Inc.	1,901,696
236,899	Regions Financial Corporation +	2,338,193
10,171	Torchmark Corporation	649,825
		6,819,205
Health Care - 7.2%
21,637	Johnson & Johnson +	2,555,979
38,191	Zoetis, Inc. +	1,986,314
		4,542,293
Industrials - 29.7%
10,383	Equifax, Inc.	1,397,344
3,059	FedEx Corporation +	534,346
16,282	Honeywell International, Inc. +	1,898,319
13,971	IDEX Corporation	1,307,267
23,229	J B Hunt Transport Services, Inc. +	1,884,801
36,712	Nielsen Holdings plc +	1,966,662
7,021	Northrop Grumman Corporation	1,502,143
65,565	Rollins, Inc.	1,919,743
15,689	Stanley Black & Decker, Inc. +	1,929,433
17,361	United Parcel Service, Inc. +	1,898,599
50,956	Xylem, Inc. +	2,672,642
		18,911,299

Information Technology - 17.4%
16,376	Accenture plc +	2,000,656
21,992	Analog Devices, Inc. +	1,417,384
41,005	CA, Inc.	1,356,445
20,439	Jack Henry & Associates, Inc.	1,748,557
30,838	TE Connectivity, Ltd.	1,985,351
47,398	Xilinx, Inc.	2,575,607
		11,084,000
Materials - 2.4%
10,731	International Flavors & Fragrances, Inc.	1,534,211
Real Estate - 2.8%
84,577	RLJ Lodging Trust #	1,778,654
TOTAL COMMON STOCKS (Cost $59,622,278)		61,116,395

Contracts (100 shares per contract)	Security Description	Value
PURCHASED OPTIONS - 0.1%
88	S&P 500 Index Put Option, Expires 10/21/2016, Strike $2,070 *	44,440
TOTAL PURCHASED OPTIONS (Cost $138,424)		44,440

Shares		Security Description	Value
SHORT-TERM INVESTMENTS - 51.2%
2,492,887		Invesco STIT-Treasury Portfolio, Institutional Class, 0.23% (a)	2,492,887
30,156,232		Mount Vernon Securities Lending Prime Portfolio, 0.62% (a)^	30,156,232
TOTAL SHORT-TERM INVESTMENTS (Cost $32,649,119)			32,649,119
TOTAL INVESTMENTS - 147.3% (Cost $92,409,821)			93,809,954
Liabilities in Excess of Other Assets - (47.3)%			(30,130,613)
NET ASSETS - 100.0%			$63,679,341

	(a)	The rate quoted is the annualized seven-day yield at September 30, 2016.
	+	All or portion of this security is on loan as of September 30, 2016. Total value of securities on loan is $29,701,521.
	^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $30,156,232 as of September 30, 2016.
	*	Non-income producing security.
	#	Real Estate Investment Trust ("REIT")

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCV Shares
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 93.1%
Consumer Discretionary - 20.0%
53,652	BorgWarner, Inc. +	$1,887,477
27,465	Comcast Corporation	1,822,028
59,293	General Motors Company	1,883,739
50,603	Kohl's Corporation +	2,213,881
133,152	News Corporation +	1,861,465
30,302	Omnicom Group, Inc. +	2,575,670
		12,244,260
Consumer Staples - 4.1%
59,162	Archer Daniels Midland Company	2,494,861
Energy - 1.3%
30,402	Western Refining, Inc. +	804,437
Financials - 23.4%
31,638	American Financial Group, Inc.	2,372,850
21,514	Ameriprise Financial, Inc. +	2,146,452
5,131	BlackRock, Inc. +	1,859,782
11,874	Credicorp, Ltd.	1,807,460
52,153	Lincoln National Corporation	2,450,148
45,385	Morgan Stanley	1,455,043
166,725	Regions Financial Corporation +	1,645,576
5,594	Reinsurance Group of America, Inc.	603,816
		14,341,127
Health Care - 4.0%
29,000	Quest Diagnostics, Inc. +	2,454,270
Industrials - 14.1%
26,486	Alaska Air Group, Inc.	1,744,368
12,574	L-3 Communications Holdings, Inc.	1,895,279
4,918	Lockheed Martin Corporation	1,178,943
15,444	Parker-Hannifin Corporation	1,938,685
15,564	Stanley Black & Decker, Inc. +	1,914,061
		8,671,336
Information Technology - 11.6%
162,615	HP, Inc. +	2,525,411
19,688	Lam Research Corporation +	1,864,651
41,803	TE Connectivity, Ltd. +	2,691,277
		7,081,339

Materials - 12.6%
6,750	Avery Dennison Corporation	525,083
18,691	EI du Pont de Nemours & Company	1,251,736
53,629	International Paper Company	2,573,119
22,988	Packaging Corporation of America +	1,868,005
59,195	Steel Dynamics, Inc. +	1,479,283
		7,697,226
Utilities - 2.0%
20,112	WEC Energy Group, Inc.	1,204,307
TOTAL COMMON STOCKS (Cost $56,286,684)		56,993,163

Contracts (100 shares per contract)	Security Description	Value

PURCHASED OPTIONS - 0.1%
87		S&P 500 Index Put Option, Expires 10/21/2016, Strike $2,070 *	43,935
TOTAL PURCHASED OPTIONS (Cost $136,851)			43,935

Shares		Security Description	Value
SHORT-TERM INVESTMENTS - 40.8%
4,249,577		Invesco STIT-Treasury Portfolio, Institutional Class, 0.23% (a)	4,249,577
20,711,418		Mount Vernon Securities Lending Prime Portfolio, 0.62% (a)^	20,711,418
TOTAL SHORT-TERM INVESTMENTS (Cost $24,960,995)			24,960,995
TOTAL INVESTMENTS - 134.0% (Cost $81,384,530)			81,998,093
Liabilities in Excess of Other Assets - 34.0%			(20,819,499
NET ASSETS - 100.0%			$61,178,594

	(a)	The rate quoted is the annualized seven-day yield at September 30, 2016.
	+	All or portion of this security is on loan as of September 30, 2016. Total value of securities on loan is $20,496,562.
	^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $20,711,418 as of September 30, 2016.
	*	Non-income producing security

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCY Shares
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 92.7%
Consumer Discretionary - 7.2%
11,119	Foot Locker, Inc.	$752,979
42,831	H&R Block, Inc. +	991,538
38,826	Interval Leisure Group, Inc.	666,642
41,909	Omnicom Group, Inc. +	3,562,265
3,032	Standard Motor Products, Inc.	144,808
		6,118,232
Consumer Staples - 3.0%
25,507	McCormick & Company, Inc.	2,548,659
Financials - 20.5%
35,957	Ameriprise Financial, Inc.	3,587,430
9,472	BlackRock, Inc. +	3,433,221
27,364	Chubb, Ltd.	3,438,286
37,736	Marsh & McLennan Companies, Inc.	2,537,746
231,487	Regions Financial Corporation +	2,284,777
20,088	Selective Insurance Group, Inc.	800,708
33,248	Webster Financial Corporation +	1,263,756
		17,345,924
Health Care - 3.1%
18,588	UnitedHealth Group, Inc. +	2,602,320
Industrials - 29.8%
14,629	3M Company +	2,578,069
19,011	Brady Corporation	657,971
22,028	L-3 Communications Holdings, Inc.	3,320,280
13,619	Lockheed Martin Corporation	3,264,747
65,259	Nielsen Holdings plc +	3,495,924
7,632	Northrop Grumman Corporation	1,632,866
20,563	Parker-Hannifin Corporation	2,581,273
15,514	Powell Industries, Inc.	621,336
9,064	Simpson Manufacturing Company, Inc.	398,363
27,912	Stanley Black & Decker, Inc. +	3,432,618
52,008	Waste Management, Inc.	3,316,030
		25,299,477
Information Technology - 18.5%
80,486	Cisco Systems, Inc. +	2,553,016
225,162	HP, Inc. +	3,496,766
55,730	Microchip Technology, Inc. +	3,463,062
40,697	TE Connectivity, Ltd.	2,620,073
64,962	Xilinx, Inc.	3,530,035
		15,662,952

Materials - 7.0%
26,230	EI du Pont de Nemours & Company	1,756,623
13,676	International Flavors & Fragrances, Inc.	1,955,258
27,268	Packaging Corporation of America +	2,215,798
		5,927,679
Real Estate - 1.6%
40,411	Gaming and Leisure Properties, Inc. + #	1,351,748
Utilities - 2.0%
28,844	WEC Energy Group, Inc.	1,727,179
TOTAL COMMON STOCKS (Cost $77,415,302)		78,584,170

Contracts (100 shares per contract)	Security Description	Value

PURCHASED OPTIONS - 0.1%
116	S&P 500 Index Put Option, Expires 10/21/2016, Strike $2,070 *	58,580
TOTAL PURCHASED OPTIONS (Cost $182,468)		58,580

Shares	Security Description	Value
SHORT-TERM INVESTMENTS - 44.2%
8,233,355	Invesco STIT-Treasury Portfolio, Institutional Class, 0.23%, (a)	8,233,355
29,204,912	Mount Vernon Securities Lending Prime Portfolio, 0.62% (a)^	29,204,912
TOTAL SHORT-TERM INVESTMENTS (Cost $37,438,267)		37,438,267
TOTAL INVESTMENTS - 137.0% (Cost $115,036,037)		116,081,017
Liabilities in Excess of Other Assets - (37.0)%		(31,341,043
NET ASSETS - 100.0%		$84,739,974

(a)	The rate quoted is the annualized seven-day yield at September 30, 2016.
+	All or portion of this security is on loan as of September 30, 2016. Total value of securities on loan is $28,782,910.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $29,204,912 as of September 30, 2016.
*	Non-income producing security
#	Real Estate Investment Trust ("REIT")

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCS Shares
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 96.1%
Consumer Discretionary - 12.1%
41,568	Comcast Corporation	$2,757,621
64,578	General Motors Company	2,051,643
13,500	Kohl's Corporation +	590,625
43,195	News Corporation +	603,866
25,267	Omnicom Group, Inc. +	2,147,695
		8,151,450
Consumer Staples - 1.8%
15,197	Walgreens Boots Alliance, Inc.	1,225,182
Financials - 23.0%
29,705	Allstate Corporation	2,054,992
4,186	BlackRock, Inc. +	1,517,257
13,087	Credicorp, Ltd.	1,992,103
56,310	Franklin Resources, Inc. +	2,002,947
235,241	KeyCorp	2,862,883
42,612	Lincoln National Corporation	2,001,912
186,187	Regions Financial Corporation +	1,837,666
17,719	State Street Corporation +	1,233,774
		15,503,534
Health Care - 11.5%
20,930	AbbVie, Inc. +	1,320,055
9,182	Becton, Dickinson and Company	1,650,281
32,282	Quest Diagnostics, Inc.	2,732,026
14,867	UnitedHealth Group, Inc. +	2,081,380
		7,783,742
Industrials - 18.1%
17,099	Illinois Tool Works, Inc. +	2,049,144
52,181	Nielsen Holdings plc +	2,795,336
34,281	PACCAR, Inc. +	2,015,037
17,384	Parker- Hannifin Corporation	2,182,213
16,621	Stanley Black & Decker, Inc. +	2,044,051
21,077	Xylem, Inc. +	1,105,489
		12,191,270
Information Technology - 22.3%
66,617	Applied Materials, Inc.	2,008,502
63,860	Cisco Systems, Inc. +	2,025,639
21,684	Lam Research Corporation +	2,053,692
33,254	Microchip Technology, Inc. +	2,066,404
32,715	TE Connectivity, Ltd.	2,106,192
25,638	Texas Instruments, Inc. +	1,799,275
54,715	Xilinx, Inc.	2,973,213
		15,032,917

Materials - 6.5%
24,949	Avery Dennison Corporation	1,940,783
20,937	EI du Pont de Nemours & Company	1,402,151
2,802	International Flavors & Fragrances, Inc.	400,602
8,017	Packaging Corporation of America +	651,461
		4,394,997
Real Estate - 0.8%
23,625	Rexford Industrial Realty, Inc. #	540,776
TOTAL COMMON STOCKS (Cost $64,130,861)		64,823,868

Contracts (100 shares per contract)	Security Description	Value

PURCHASED OPTIONS - 0.1%

96	S&P 500 Index Put Option, Expires 10/21/2016, Strike $2,070 *	48,480
TOTAL PURCHASED OPTIONS (Cost $151,008)		48,480

Shares	Security Description	Value
SHORT-TERM INVESTMENTS - 46.1%
2,603,786	Invesco STIT-Treasury Portfolio, Institutional Class, 0.23% (a)	2,603,786
28,474,660	Mount Vernon Securities Lending Prime Portfolio, 0.62% (a)^	28,474,660
TOTAL SHORT-TERM INVESTMENTS (Cost $31,078,446)		31,078,446
TOTAL INVESTMENTS - 142.3% (Cost $95,360,315)		95,950,794
Liabilities in Excess of Other Assets - (42.3)%		(28,510,208
NET ASSETS - 100.0%		$67,440,586

(a)	The rate quoted is the annualized seven-day yield at September 30, 2016.
+	All or portion of this security is on loan as of September 30, 2016. Total value of securities on loan is $28,110,710.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $28,474,660 as of September 30, 2016.
*	Non-income producing security
#	Real Estate Investment Trust ("REIT")

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical Income Shares
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 14.5%
Financials - 8.9%
44,633	Ameriprise Financial, Inc.	$4,453,034
799,881	KeyCorp	9,734,552
298,024	Lincoln National Corporation	14,001,168
322,505	Regions Financial Corporation +	3,183,124
		31,371,878
Health Care - 0.7%
62,593	HealthSouth Corporation	2,539,398
Materials - 4.0%
56,790	International Flavors & Fragrances, Inc. +	8,119,267
73,674	Packaging Corporation of America +	5,986,749
		14,106,016
Utilities - 0.9%
49,272	WEC Energy Group, Inc.	2,950,407
TOTAL COMMON STOCKS (Cost $49,319,661)		50,967,699

EXCHANGE TRADED FUNDS - 74.3%
224,624	Guggenheim BulletShares 2022 Corporate Bond ETF	4,863,110
132,995	iShares 1-3 Year Treasury Bond ETF +	11,309,895
295,521	iShares 10-20 Year Treasury Bond ETF	42,797,351
200,956	iShares 20+ Year Treasury Bond ETF	27,633,460
137,578	iShares Barclays TIPS Bond Fund ETF	16,026,461
140,765	iShares Core U.S. Credit Bond ETF	16,020,465
139,342	iShares International Treasury Bond ETF	13,991,330
665,317	iShares U.S. Preferred Stock ETF	26,280,021
89,615	PIMCO Total Return Active ETF	9,673,939
97,359	SPDR Barclays High Yield Bond ETF +	3,575,022
632,924	SPDR Barclays International Treasury Bond ETF *	18,253,528
142,863	Vanguard Intermediate-Term Corporate Bond ETF	12,797,668
387,217	Vanguard Long-Term Corporate Bond ETF	37,056,667
407,994	Vanguard Mortgage-Backed Securities ETF +	22,015,356
TOTAL EXCHANGE TRADED FUNDS (Cost $260,880,027)		262,294,273

Contracts (100 shares per contract)	Security Description	Value
PURCHASED OPTIONS - 0.0% (b)
70	S&P 500 Index Put Option, Expires 10/21/2016, Strike $2,070 *	35,350
TOTAL PURCHASED OPTIONS (Cost $110,110)		35,350

Par Value	Security Description	Value
US GOVERNMENT NOTES - 5.1%
11,900,000	02/28/2021, 1.125%	$11,909,294
6,200,000	05/15/2026, 1.625%	6,209,443
TOTAL US GOVERNMENT NOTES (Cost $17,992,361)		18,118,737

Shares	Security Description	Value
SHORT-TERM INVESTMENTS - 20.4%
31,492,614	Invesco STIT-Treasury Portfolio, Institutional Class, 0.23% (a)	$31,492,614
40,561,604	Mount Vernon Securities Lending Prime Portfolio, 0.62% (a)^	40,561,604
TOTAL SHORT-TERM INVESTMENTS (Cost $72,054,218)		72,054,218
TOTAL INVESTMENTS - 114.3% (Cost $400,356,377)		403,470,277
Liabilities in Excess of Other Assets - (14.3)%		(50,575,870
NET ASSETS - 100.0%		$352,894,407

(a)	The rate quoted is the annualized seven-day yield at September 30, 2016.
(b)	Represents less than 0.05% of net assets.
+	All or portion of this security is on loan as of September 30, 2016. Total value of securities on loan is $25,525,571.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $40,561,604 as of September 30, 2016.
*	Non-income producing security

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical High Income Shares
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 27.4%
Consumer Discretionary - 2.5%
117,338	General Motors Company	$3,727,828
47,123	Superior Industries International, Inc.	1,374,107
		5,101,935
Financials - 16.5%
70,645	Allstate Corporation	4,887,221
39,043	Ameriprise Financial, Inc.	3,895,320
394,250	KeyCorp +	4,798,023
156,647	Lincoln National Corporation	7,359,276
911,315	Regions Financial Corporation +	8,994,679
152,347	Washington Federal, Inc.	4,064,618
		33,999,137
Health Care - 3.2%
162,925	HealthSouth Corporation +	6,609,867
Materials - 2.6%
80,765	Cabot Corporation	4,232,894
8,465	International Flavors & Fragrances, Inc. +	1,210,241
		5,443,135
Real Estate - 2.6%
54,113	Healthcare Realty Trust, Inc. +#	1,843,089
52,481	Sabra Health Care REIT, Inc. +#	1,321,472
58,324	Weingarten Realty Investors #	2,273,469
		5,438,030
TOTAL COMMON STOCKS (Cost $54,785,894)		56,592,104

EXCHANGE TRADED FUNDS - 55.4%
Exchange Traded Fund - 55.4%
136,082	Guggenheim BulletShares 2022 Corporate Bond ETF	2,946,175
63,111	iShares Core U.S. Credit Bond ETF	7,182,663
239,275	iShares iBoxx $ High Yield Corporate Bond ETF +	20,879,137
58,098	iShares International Treasury Bond ETF	5,833,620
71,448	iShares Barclays TIPS Bond Fund ETF	8,322,978
277,483	iShares U.S. Preferred Stock ETF	10,960,579
97,642	PIMCO Investment Grade Corporate Bond ETF	10,422,307
38,538	PIMCO Total Return Active ETF	4,160,177
219,576	PowerShares Fundamental High Yield Corporation Bond Portfolio	4,143,399
263,554	SPDR Barclays International Treasury Bond ETF *	7,600,897
115,622	SPDR Barclays Short Term Treasury ETF	3,532,252
217,572	Vanguard Long-Term Corporate Bond ETF	20,821,640
137,149	Vanguard Mortgage-Backed Securities ETF +	7,400,560
TOTAL EXCHANGE TRADED FUNDS (Cost $113,807,657)		114,206,384

Contracts (100 shares per contract)	Security Description	Value

PURCHASED OPTIONS - 0.0% (b)
63		S&P 500 Index Put Option, Expires 10/21/2016, Strike $2,070 *	31,815
TOTAL PURCHASED OPTIONS (Cost $99,099)			31,815

Shares		Security Description	Value
SHORT-TERM INVESTMENTS - 36.5%
48,085,884		Invesco STIT-Treasury Portfolio, Institutional Class, 0.23%, (a)	48,085,884
27,128,161		Mount Vernon Securities Lending Prime Portfolio, 0.62% (a)^	27,128,161
TOTAL SHORT-TERM INVESTMENTS (Cost $75,214,045)			75,214,045
TOTAL INVESTMENTS - 119.3% (Cost $243,906,695)			246,044,348
Liabilities in Excess of Other Assets - (19.3)%			(39,736,607
NET ASSETS - 100.0%			$206,307,741

	(a)	The rate quoted is the annualized seven-day yield at September 30, 2016.
	(b)	Represents less than 0.05% of net assets.
	+	All or portion of this security is on loan as of September 30, 2016. Total value of securities on loan is $17,574,191.
	^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $27,128,161 as of September 30, 2016.
	*	Non-income producing security
	#	Real Estate Investment Trust ("REIT")

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical Rotation Shares
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value
EXCHANGE TRADED FUNDS - 67.7%
17,029	First Trust Consumer Staples AlphaDEX ETF	$790,656
20,347	First Trust North American Energy Infrastructure ETF	515,186
17,885	First Trust Utilities AlphaDEX ETF	463,758
8,270	iShares 1-3 Year International Treasury Bond ETF *	686,658
19,640	iShares Global Infrastructure ETF	816,238
6,310	iShares MSCI All Country Asia ex Japan ETF	381,881
14,609	iShares MSCI Emerging Markets Asia ETF	839,287
5,825	iShares Russell 1000 ETF	701,679
8,551	iShares S&P 500 Value ETF	812,003
992	iShares S&P Small-Cap 600 Growth ETF	136,023
4,195	iShares U.S. Consumer Goods ETF	477,811
20,528	iShares U.S. Preferred Stock ETF	810,856
10,900	PIMCO 15+ Year U.S. TIPS Index ETF	776,843
28,300	PowerShares Financial Preferred Portfolio ETF	539,115
1,453	PowerShares FTSE RAFI U.S. 1000 Portfolio ETF	136,001
53,497	PowerShares Preferred Portfolio ETF	809,410
30,010	SPDR Barclays International Treasury Bond ETF *	865,488
10,186	SPDR S&P Emerging Asia Pacific ETF	839,530
1,544	Vanguard Russell 1000 Value ETF	142,604
5,974	Vanguard Small-Cap Growth ETF	787,254
TOTAL EXCHANGE TRADED FUNDS (Cost $12,439,191)		12,328,281

EXCHANGE TRADED NOTES - 4.4%
72,251	ETRACS CMCI Long Platinum Total Return ETN *	800,180
TOTAL EXCHANGE TRADED NOTES (Cost $856,174)		800,180

SHORT-TERM INVESTMENTS - 27.6%
5,036,071	Invesco STIT-Treasury Portfolio, Institutional Class, 0.23% (a)	5,036,071
TOTAL SHORT-TERM INVESTMENTS - (Cost $5,036,071)		5,036,071
TOTAL INVESTMENTS - 99.7% (Cost $18,331,436)		18,164,532
Other Assets in Excess of Liabilities - 0.3%		61,629
NET ASSETS - 100.0%		$18,226,161

(a)	The rate quoted is the annualized seven-day yield at September 30, 2016.
*	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

NOTE 1 — ORGANIZATION
Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of
 1940 (the “1940 Act”). The Trust currently consists of the following eleven separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):

WBI Tactical SMG Shares
WBI Tactical SMV Shares
WBI Tactical SMY Shares
WBI Tactical SMS Shares
WBI Tactical LCG Shares
WBI Tactical LCV Shares
WBI Tactical LCY Shares
WBI Tactical LCS Shares
WBI Tactical Income Shares
WBI Tactical High Income Shares
WBI Tactical Rotation Shares

Each Fund is classified as a diversified portfolio except WBI Tactical Rotation Shares which is non-diversified.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

A. Valuation:
All equity securities, including domestic common stocks, preferred stocks, real estate investment trusts, exchange-traded funds and exchange-traded notes, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market, NASDAQ
Select Market and NASDAQ Capital Market (collectively “NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Debt securities are valued in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued by the Trust’s valuation committee based on the valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC
(“USBFS”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principals in the United States ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’
Valuation Committee’s assumptions used in determining the fair value of investments. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2016:

WBI Tactical SMG Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 61,238,674	$ -	$ -	$ 61,238,674
Purchased Options	-	36,203	$ -	36,203
Short-Term Investments	29,853,555	-	-	29,853,555
Total Investments in Securities, at value	$ 91,092,229	$ 36,203	$ -	$ 91,128,432

WBI Tactical SMV Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 60,880,544	$ -	$ -	$ 60,880,544
Purchased Options	-	34,452	-	34,452
Short-Term Investments	30,967,006	-	-	30,967,006
Total Investments in Securities, at value	$ 91,847,550	$ 34,452	$ -	$ 91,882,002

WBI Tactical SMY Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 81,663,258	$ -	$ -	$ 81,663,258
Purchased Options	-	46,912	-	46,912
Short-Term Investments	45,915,696	-	-	45,915,696
Total Investments in Securities, at value	$ 127,578,954	$ 46,912	$ -	$ 127,625,866

WBI Tactical SMS Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 65,453,780	$ -	$ -	$ 65,453,780
Closed-End Funds	642,030	-	-	642,030
Purchased Options	-	38,763	-	38,763
Short-Term Investments	32,032,606	-	-	32,032,606
Total Investments in Securities, at value	$ 98,128,416	$ 38,763	$ -	$ 98,167,179

WBI Tactical LCG Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 61,116,395	$ -	$ -	$ 61,116,395
Purchased Options	-	44,440	-	44,440
Short-Term Investments	32,649,119	-	-	32,649,119
Total Investments in Securities, at value	$ 93,765,514	$ 44,440	$ -	$ 93,809,954

WBI Tactical LCV Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 56,993,163	$ -	$ -	$ 56,993,163
Purchased Options	-	43,935	-	43,935
Short-Term Investments	24,960,995	-	-	24,960,995
Total Investments in Securities, at value	$ 81,954,158	$ 43,935	$ -	$ 81,998,093

WBI Tactical LCY Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 78,584,170	$ -	$ -	$ 78,584,170
Purchased Options	-	58,580	-	58,580
Short-Term Investments	37,438,267	-	-	37,438,267
Total Investments in Securities, at value	$ 116,022,437	$ 58,580	$ -	$ 116,081,017

WBI Tactical LCS Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 64,823,868	$ -	$ -	$ 64,823,868
Purchased Options	-	48,480	-	48,480
Short-Term Investments	31,078,446	-	-	31,078,446
Total Investments in Securities, at value	$ 95,902,314	$ 48,480	$ -	$ 95,950,794

WBI Tactical Income Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 50,967,699	$ -	$ -	$ 50,967,699
Exchange-Traded Funds	262,294,273	-	-	262,294,273
Purchased Options	-	35,350	-	35,350
US Government Notes	18,118,737	-	-	18,118,737
Short-Term Investments	72,054,218	-	-	72,054,218
Total Investments in Securities, at value	$ 403,434,927	$ 35,350	$ -	$ 403,470,277

WBI Tactical High Income Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 56,592,104	$ -	$ -	$ 56,592,104
Exchange-Traded Funds	114,206,384	-	-	114,206,384
Purchased Options	-	31,815	-	31,815
Short-Term Investments	75,214,045	-	-	75,214,045
Total Investments in Securities, at value	$ 246,012,533	$ 31,815	$ -	$ 246,044,348

WBI Tactical Rotation Shares
Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 12,328,281	$ -	$ -	$ 12,328,281
Exchange-Traded Notes	800,180	-	-	800,180
Short-Term Investments	5,036,071	-	-	5,036,071
Total Investments in Securities, at value	$ 18,164,532	$ -	$ -	$ 18,164,532
^See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2016, the Funds recognized no transfers to or from Levels 1, 2 or 3.

B. Derivative Transactions:
The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for economic hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to economically hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate by the Advisor and consistent with each Fund’s investment objective and policies. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability, The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transactions exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

With exchange-traded options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked-to-market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The average monthly volume of derivative activity during the period ended September 30, 2016 was as follows:

Fund			Average Number of Contracts
			Purchased Options	Written Options
WBI Tactical SMG Shares			163	19
WBI Tactical SMV Shares			131	-
WBI Tactical SMY Shares			676	246
WBI Tactical SMS Shares			147	-
WBI Tactical LCG Shares			742	470
WBI Tactical LCV Shares			799	668
WBI Tactical LCY Shares			529	355
WBI Tactical LCS Shares			1,396	737
WBI Tactical Income Shares			105	-
WBI Tactical High Income Shares			2,127	2,061
WBI Tactical Rotation Shares			-	-

The activity in written options during the period ended September 30, 2016, was as follows:

		WBI Tactical SMG Shares	WBI Tactical SMV Shares
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$ -	-	$ -
Options written	28	7,434	-	-
Options exercised	-	-	-	-
Options expired	(14)	(6,118)	-	-
Options closed	(14)	(1,316)	-	-
Options outstanding, end of period	-	$ -	-	$ -
		WBI Tactical SMY Shares	WBI Tactical SMS Shares
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$ -	-	$ -
Options written	369	25,545	-	-
Options exercised	-	-	-	-
Options expired	-	-	-	-
Options closed	(369)	(25,545)	-	-
Options outstanding, end of period	-	$ -	-	$ -
		WBI Tactical LCG Shares	WBI Tactical LCV Shares
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	220	$ 10,780	717	$ 35,132
Options written	595	35,784	644	18,676
Options exercised	-	-	-	-
Options expired	(210)	(6,090)	-	-
Options closed	(605)	(40,474)	(1,361)	(53,808)
Options outstanding, end of period	-	$ -	-	$ -
		WBI Tactical LCY Shares	WBI Tactical LCS Shares
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	368	$ 18,032	772	$ 37,827
Options written	349	10,121	720	20,880
Options exercised	-	-	-	-
Options expired	-	-	-	-
Options closed	(717)	(28,152)	(1,492)	(58,707)
Options outstanding, end of period	-	$ -	-	$ -
		WBI Tactical Income Shares	WBI Tactical High Income Shares
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$ -	2,119	$ 103,829
Options written	-	-	2,032	58,927
Options exercised	-	-	-	-
Options expired	-	-	-	-
Options closed	-	-	(4,151)	(162,755)
Options outstanding, end of period	-	$ -	-	$ -

C. Securities Lending:
The Funds may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest, except in the case of loans of foreign securites which are denominated and payable in U.S.
dollars shall be in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of September 30, 2016 Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with U.S. Bank N.A., the securities lending agent.

As of September 30, 2016, the values of the securities on loan and payable for collateral due to broker were as follows:

Values of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Collateral Received*
WBI Tactical SMG Shares	$26,830,685	$27,150,242
WBI Tactical SMV Shares	23,980,540	24,279,774
WBI Tactical SMY Shares	40,194,527	40,897,193
WBI Tactical SMS Shares	26,450,202	26,725,361
WBI Tactical LCG Shares	29,701,521	30,156,232
WBI Tactical LCV Shares	20,496,562	20,711,418
WBI Tactical LCY Shares	28,782,910	29,204,912
WBI Tactical LCS Shares	28,110,710	28,474,660
WBI Tactical Income Shares	25,525,571	40,561,604
WBI Tactical High Income Shares	17,574,191	27,128,161

* The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

D. Tax Information:
Each Fund's cost basis of investments for federal income tax purposes as of September 30, 2016 was as follows+:

WBI Tactical SMG Shares
Cost of investments			$ 87,925,047
Gross unrealized appreciation			3,639,121
Gross unrealized depreciation			(435,736)
Net unrealized appreciation			$ 3,203,385

WBI Tactical SMV Shares
Cost of investments			$ 89,445,620
Gross unrealized appreciation			3,084,814
Gross unrealized depreciation			(648,432)
Net unrealized appreciation			$ 2,436,382

WBI Tactical SMY Shares
Cost of investments			$ 124,335,234
Gross unrealized appreciation			4,140,752
Gross unrealized depreciation			(850,120)
Net unrealized appreciation			$ 3,290,632

WBI Tactical SMS Shares
Cost of investments	$ 95,589,507
Gross unrealized appreciation	3,254,638
Gross unrealized depreciation	(676,966)
Net unrealized appreciation	$ 2,577,672

WBI Tactical LCG Shares
Cost of investments	$ 92,409,821
Gross unrealized appreciation	1,873,941
Gross unrealized depreciation	(473,808)
Net unrealized appreciation	$ 1,400,133

WBI Tactical LCV Shares
Cost of investments	$ 81,384,530
Gross unrealized appreciation	1,123,773
Gross unrealized depreciation	(510,210)
Net unrealized appreciation	$ 613,563

WBI Tactical LCY Shares
Cost of investments	$ 115,036,037
Gross unrealized appreciation	1,741,153
Gross unrealized depreciation	(696,173)
Net unrealized appreciation	$ 1,044,980

WBI Tactical LCS Shares
Cost of investments	$ 95,360,315
Gross unrealized appreciation	1,054,116
Gross unrealized depreciation	(463,637)
Net unrealized appreciation	$ 590,479

WBI Tactical Income Shares
Cost of investments	$ 400,356,377
Gross unrealized appreciation	3,658,421
Gross unrealized depreciation	(544,521)
Net unrealized appreciation	$ 3,113,900

WBI Tactical High Income Shares
Cost of investments	$ 243,906,695
Gross unrealized appreciation	2,578,457
Gross unrealized depreciation	(440,804)
Net unrealized appreciation	$ 2,137,653

WBI Tactical Rotation Shares
Cost of investments	$ 18,331,436
Gross unrealized appreciation	29,552
Gross unrealized depreciation	(196,456)
Net unrealized depreciation	$ (166,904)

+Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

NOTE 3 — Certain Risks
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain principal risks pertaining to the Funds.

Counterparty Risk — Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with the over-the-counter (“OTC”) derivatives transactions. In those instances, another ETF holding such derivatives (in which the Fund invests) will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that such ETF will sustain losses.

Debt Securities Risk — The market value of debt securities held by the Fund typically changes as interest rates change, as demand for the instruments changes, and as actual or perceived creditworthiness of an issuer changes. During periods of rising interest rates, the market value of the debt securities held by the Fund will generally decline. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high-yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time. Because interest rates in the United States are at historical lows, the Fund may have an increased risk associated with debt securities and rising interest rates. Also, the risk of rising interest rates may result in less liquidity in debt markets overall, making it more difficult for the Fund to sell the instruments at or near the market value used to compute the Fund’s NAV.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.
Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential for gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

ETF and Other Investment Companies Risk — When the Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. The Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

Market Risk — Either the stock market as a whole or the value of a Fund asset or an investment held by an exchange-traded product ("ETP")
in which the Fund invests may go down, resulting in a decrease in the NAV of the Fund or its Shares or a decrease in the market price of the
Shares.

Equity Securities Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If the Fund or an ETP holds common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Fluctuation of Net Asset Value — The NAV of the shares will fluctuate with changes in market value of the Fund’s holdings.

Shares are Not Individually Redeemable — Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants ("APs") may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Absolute Shares Trust

By (Signature and Title) /s/ Don Schreiber Jr.
                                              Don Schreiber Jr., President and Principal Executive Officer

Date November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Don Schreiber Jr.
 Don Schreiber Jr., President and Principal Executive Officer

Date November 29, 2016

By (Signature and Title) * /s/ Paul Lagermasini
                                            Paul Lagermasini, Treasurer and Chief Financial Officer

Date November 29, 2016

* Print the name and title of each signing officer under his or her signature.